Notes Payable (Details Narrative) - USD ($)				9 Months Ended			12 Months Ended
	Feb. 21, 2023	Jan. 20, 2022	Nov. 20, 2020	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2020
Debt Instrument [Line Items]
Interest rate							6.00%		6.00%
Loans payable												$ 40,000
Repayment of principal amount of loan							$ 13,000		$ 7,000
Current portion of loan payable				$ 695,000			13,000		8,000
Loans payable				58,000	[1]		69,000	[1]	33,000
Proceeds from debt issuance									3,034,000
Debt instrument, unamortized discount				695,000					539,000
Original issue discount				45,000
Accrued interest				16,000
Notes payable				740,000			69,000
Convertible notes										$ 250,000	$ 250,000
Gain loss on equity securities				8,000,000					10,000,000
Original issue discount				$ 678,000		$ 2,262,000	2,326,000		$ 713,000
Converitble Note [Member]
Debt Instrument [Line Items]
Number of common stock shares of restricted common stock				100,000
Restricted Stock [Member]
Debt Instrument [Line Items]
Interest rate				12.00%
Common stock, shares related to note				174,300
Unsecured Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount				$ 215,000
Unsecured Promissory Note [Member] | Donald Danks [Member]
Debt Instrument [Line Items]
Unsecured Debt	$ 225,000
Proceeds from debt issuance	$ 180,000
Orignal debt discount percent	20.00%
Debt instrument, unamortized discount	$ 45,000
Unsecured Promissory Note [Member] | Lender [Member]
Debt Instrument [Line Items]
Interest rate	12.00%
Proceeds from debt issuance	$ 500,000
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount				462,000
Interest rate									12.00%
Debt instrument, unamortized discount				41,000
Convertible notes				$ 1,062,000
Common stock, shares related to note				20,000
Convertible Promissory Noteand Restricted Shares [Member]
Debt Instrument [Line Items]
Interest rate				12.00%
Convertible notes				$ 462,000
Common stock, shares related to note				174,300
Common stock issued as debt discount				$ 943.0000
Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount		$ 49,000	$ 40,000				49,000		$ 40,000
Debt instrument, term		71 months	59 months
Interest rate		15.54%	4.49%
Debt principal and interest payments		$ 1,066	$ 745
Repayment of principal amount of loan				6,000			9,000		7,000
Remaining balance of loan							24,000		$ 33,000
Current portion of loan payable				8,000			8,000
Loans payable				18,000			24,000
Loans Payable [Member] | Debt on Second Vehicle [Member]
Debt Instrument [Line Items]
Repayment of principal amount of loan				5,000			4,000
Remaining balance of loan				40,000
Current portion of loan payable				5,000			5,000
Loans payable							45,000
Loans Payables [Member] | Debt on Second Vehicle [Member]
Debt Instrument [Line Items]
Remaining balance of loan							$ 45,000
Unsecured Promissory Note [Member]
Debt Instrument [Line Items]
Notes payable				10,000
Senior Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Original issue discount				248,000
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount				$ 1,162,000

[1]	Automobile Loans